Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Technology Portfolio

September 30, 2020

VTC-QTLY-1120
1.807723.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Chemicals - 0.2%
Commodity Chemicals - 0.2%
LG Chemical Ltd.	6,230	$3,493,967
Diversified Financial Services - 0.4%
Other Diversified Financial Services - 0.4%
Ant International Co. Ltd. Class C (a)(b)(c)	567,730	6,267,739
Electronic Equipment & Components - 1.3%
Electronic Components - 0.4%
II-VI, Inc. (a)	128,100	5,195,736
Electronic Manufacturing Services - 0.9%
Flextronics International Ltd. (a)	1,050,300	11,700,342
Jabil, Inc.	23,064	790,173
		12,490,515

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		17,686,251

Entertainment - 0.6%
Movies & Entertainment - 0.6%
Netflix, Inc. (a)	16,432	8,216,493
Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
China Medical Technologies, Inc. sponsored ADR (a)(c)	300	0
Interactive Media & Services - 1.5%
Interactive Media & Services - 1.5%
Eventbrite, Inc. (a)	150,283	1,630,571
Facebook, Inc. Class A (a)	74,800	19,590,120
		21,220,691
Internet & Direct Marketing Retail - 1.9%
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (a)	5,000	15,743,650
MercadoLibre, Inc. (a)	5,300	5,737,144
Pinduoduo, Inc. ADR (a)	66,011	4,894,716
		26,375,510
IT Services - 14.4%
Data Processing & Outsourced Services - 10.6%
Fiserv, Inc. (a)	297,837	30,692,103
Genpact Ltd.	328,000	12,775,600
Global Payments, Inc.	29,850	5,300,763
MasterCard, Inc. Class A	98,500	33,309,745
PayPal Holdings, Inc. (a)	160,800	31,682,424
Square, Inc. (a)	44,200	7,184,710
Visa, Inc. Class A	145,300	29,055,641
		150,000,986
Internet Services & Infrastructure - 3.3%
GoDaddy, Inc. (a)	176,200	13,385,914
MongoDB, Inc. Class A (a)(d)	37,000	8,565,870
Snowflake Computing, Inc.	4,000	1,004,000
Snowflake Computing, Inc. Class B	712	160,841
Twilio, Inc. Class A (a)	96,700	23,893,603
		47,010,228
IT Consulting & Other Services - 0.5%
Capgemini SA	54,300	6,987,128

TOTAL IT SERVICES		203,998,342

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(c)	94,814	0
Oil, Gas & Consumable Fuels - 1.0%
Oil & Gas Refining & Marketing - 1.0%
Reliance Industries Ltd.	451,600	13,735,180
Reliance Industries Ltd.	29,286	538,813
		14,273,993
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Ltd. (c)	94,814	49,382
Road & Rail - 1.7%
Trucking - 1.7%
Lyft, Inc. (a)	205,097	5,650,422
Uber Technologies, Inc. (a)	489,924	17,872,428
		23,522,850
Semiconductors & Semiconductor Equipment - 18.3%
Semiconductor Equipment - 2.0%
ASML Holding NV (Netherlands)	16,000	5,909,970
Lam Research Corp.	68,900	22,857,575
		28,767,545
Semiconductors - 16.3%
Advanced Micro Devices, Inc. (a)	86,200	7,067,538
Inphi Corp. (a)	113,700	12,762,825
Marvell Technology Group Ltd.	823,708	32,701,208
Microchip Technology, Inc.	137,000	14,078,120
Micron Technology, Inc. (a)	476,600	22,381,136
NVIDIA Corp.	125,000	67,652,500
NXP Semiconductors NV	115,851	14,459,363
ON Semiconductor Corp. (a)	353,800	7,673,922
Qualcomm, Inc.	169,450	19,940,876
Taiwan Semiconductor Manufacturing Co. Ltd.	434,000	6,536,804
Universal Display Corp.	32,713	5,912,548
Xilinx, Inc.	180,300	18,794,472
		229,961,312

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		258,728,857

Software - 34.6%
Application Software - 14.5%
Adobe, Inc. (a)	96,800	47,473,624
Autodesk, Inc. (a)	68,400	15,801,084
Citrix Systems, Inc.	18,200	2,506,322
HubSpot, Inc. (a)	58,800	17,183,124
Intuit, Inc.	54,700	17,843,687
JFrog Ltd. (d)	1,800	152,370
Nutanix, Inc. Class B (a)(e)	6,397	141,885
Salesforce.com, Inc. (a)	231,965	58,297,444
Slack Technologies, Inc. Class A (a)(d)	578,600	15,541,196
SS&C Technologies Holdings, Inc.	79,800	4,829,496
Unity Software, Inc.	4,200	366,576
Workday, Inc. Class A (a)	111,480	23,982,692
		204,119,500
Systems Software - 20.1%
Microsoft Corp.	1,176,500	247,453,245
Rapid7, Inc. (a)	83,400	5,107,416
ServiceNow, Inc. (a)	48,800	23,668,000
Tenable Holdings, Inc. (a)	220,200	8,312,550
		284,541,211

TOTAL SOFTWARE		488,660,711

Technology Hardware, Storage & Peripherals - 22.0%
Technology Hardware, Storage & Peripherals - 22.0%
Apple, Inc.	2,616,460	303,012,231
Samsung Electronics Co. Ltd.	140,180	6,996,198
		310,008,429
Wireless Telecommunication Services - 0.5%
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc.	56,800	6,495,648
TOTAL COMMON STOCKS
(Cost $808,687,400)		1,388,998,863

Convertible Preferred Stocks - 0.3%
Food & Staples Retailing - 0.1%
Food Retail - 0.1%
Roofoods Ltd. Series F (a)(b)(c)	4,211	1,426,055
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series D (a)(b)(c)	33,900	1,644,150
Road & Rail - 0.0%
Trucking - 0.0%
Convoy, Inc. Series D (b)(c)	28,479	411,806
Software - 0.1%
Application Software - 0.0%
UiPath, Inc.:
Series A1 (a)(b)(c)	10,401	193,391
Series B1 (a)(b)(c)	519	9,650
Series B2 (a)(b)(c)	2,580	47,971
		251,012
Systems Software - 0.1%
Nuvia, Inc. Series B (b)(c)	257,301	825,254

TOTAL SOFTWARE		1,076,266

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,611,994)		4,558,277

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.10% (f)	20,902,179	20,906,360
Fidelity Securities Lending Cash Central Fund 0.10% (f)(g)	17,793,036	17,794,815
TOTAL MONEY MARKET FUNDS
(Cost $38,701,175)		38,701,175
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $851,000,569)		1,432,258,315
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(20,703,125)
NET ASSETS - 100%		$1,411,555,190

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,826,016 or 0.8% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $141,885 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$3,184,965
Convoy, Inc. Series D	10/30/19	$385,606
Nuvia, Inc. Series B	9/18/20	$825,254
Reddit, Inc. Series D	2/4/19	$735,166
Roofoods Ltd. Series F	9/12/17	$1,488,886
UiPath, Inc. Series A1	6/14/19	$136,432
UiPath, Inc. Series B1	6/14/19	$6,808
UiPath, Inc. Series B2	6/14/19	$33,842

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,541
Fidelity Securities Lending Cash Central Fund	10,406
Total	$62,947

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.